Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2013
Impact of Derivative Instruments On Statements of Income and Accumulated OCI
The impact of derivative instruments on the consolidated statements of income and accumulated OCI is as follows (dollars in thousands):

	Net Gain (Loss) Recognized in Accumulated OCI (Effective Portion) December 31
	2013	2012
Treasury locks, net of tax	$(28,191)	$(31,651)
Foreign currency exchange contracts, net of tax	(371)	(392)
Total	$(28,562)	$(32,043)

	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion) Year Ended December 31
Location	2013	2012	2011
Amortization of treasury locks (included in interest expense, net)	$(5,655)	$435	$1,846
Amortization of foreign currency forward contracts (included in cost of sales)	(34)	(34)	(7)